Right-Of-Use Assets - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 1,177,000	$ 425,000	$ 0
Right-of-use assets	900,000
Lease liabilities	$ 900,000		$ 0
Bottom of Range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	12 months
Top of Range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	60 months